NORTHERN LIGHTS FUND TRUST

January 29, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	13D Activist Fund
Deer Park Total Return Credit Fund
Grant Park Multi Alternative Strategies Fund
Princeton Premium Fund
Probabilities Fund
Sierra Tactical All Asset Fund
Sierra Tactical Bond Fund
Sierra Tactical Core Income Fund
Sierra Tactical Municipal Fund

Post-Effective Amendment No. 1321, 1322, 1324, 1325, 1326, 1327 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of 13D Activist Fund, Deer Park Total Return Credit Fund, Grant Park Multi Alternative Strategies Fund, Princeton Premium Fund, Probabilities Fund, Sierra Tactical All Asset Fund, Sierra Tactical Bond Fund, Sierra Tactical Core Income Fund and Sierra Tactical Municipal Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
13D Activist Fund	1326	0001580642-21-000335	January 28, 2021
Deer Park Total Return Credit Fund	1325	0001580642-21-000320	January 27, 2021
Grant Park Multi Alternative Strategies Fund	1321	0001580642-21-000255	January 25, 2021
Princeton Premium Fund	1324	0001580642-21-000286	January 26, 2021
Probabilities Fund	1322	0001580642-21-000257	January 25, 2021
Sierra Tactical All Asset Fund	1327	0001580642-21-000341	January 28, 2021
Sierra Tactical Bond Fund	1327	0001580642-21-000341	January 28, 2021
Sierra Tactical Core Income Fund	1327	0001580642-21-000341	January 28, 2021
Sierra Tactical Municipal Fund	1327	0001580642-21-000341	January 28, 2021

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

/s/Stephanie Shearer

Very truly yours,

Stephanie Shearer

Secretary

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